Cover	Nov. 10, 2026
Cover [Abstract]
Entity Registrant Name	Meridian Holdings Inc./NV
Entity Central Index Key	0001437925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41326
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-1814729
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D555
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Security 12b Title	Common Stock, $0.00001 Par Value Per Share
Trading Symbol	MRDN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false